IQ Real Return ETF
IQ Real Return ETF

INDEXIQ ETF TRUST

(the “Trust”)

IQ Real Return ETF

(each a “Fund”, and collectively, the “Funds”)

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Supplement dated April 15, 2015 to the Summary Prospectuses for the IQ Hedge Long/Short Tracker ETF and IQ Hedge Event-Driven Tracker ETF, each dated March 20, 2015, and to the Summary Prospectuses for each other Fund, each dated August 28, 2014, as supplemented

Supplement dated April 15, 2015 to the Prospectuses and Statements of Additional Information (“SAI”) of each Fund, each dated August 28, 2014, as supplemented,

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This supplement is being provided to inform you that, as of April 15, 2015, New York Life Investment Management Holdings LLC (“NYL Investments”) has acquired control of IndexIQ Advisors LLC (the “Advisor”), the investment adviser to the Funds (the “IQ Acquisition”). This supplement provides new information concerning (i) the Trust's investment advisory agreements with the Advisor, (ii) the retention of PricewaterhouseCoopers LLP as independent public registered accounting firm, and (iii) the composition of Trust's Board of Trustees (the “Board”).

Investment Advisory Agreement and Interim Agreement

At a special meeting of shareholders held on March 16, 2015 that was adjourned to April 6, 2015, the shareholders of each of the IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF, IQ Real Return ETF, IQ Australia Small Cap ETF and IQ U.S. Real Estate Small Cap ETF approved a new investment advisory agreement between the Trust, on behalf of its Funds, and the Investment Advisor (the “Investment Advisory Agreement”). The sole shareholder of each of the IQ Hedge Long/Short Tracker ETF and IQ Hedge Event-Driven Tracker ETF approved the Investment Advisory Agreement by written consent prior to each Fund's commencement of operations on March 24, 2015. The terms of the Investment Advisory Agreement are substantially identical to the prior investment advisory agreement.

As of the date of this supplement, the shareholders of IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF and IQ Global Oil Small Cap ETF have not yet approved the Investment Advisory Agreement and such Funds will continue to operate under an interim investment advisory agreement (the “Interim Agreement”) that was approved by the Board on behalf of such Funds, pending the approval of the new Investment Advisory Agreement by such Funds' shareholders. The terms of the Interim Agreement are substantially the same as the Investment Advisory Agreement except that (i) the Interim Agreement will terminate with respect to a Fund upon the earlier of 150 days, approval of the Investment Advisory Agreement by the Fund's shareholders, assignment of the Interim Agreement or termination by the Board or the Advisor upon notice and (ii) all compensation earned by the Advisor under the Interim Agreement will be held in an interest-bearing escrow account in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Under the Interim Agreement, the Advisor is entitled to receive an annual fee based on the average daily net assets of the Funds. The fee rates for each Fund under the Interim Agreement are as set forth below, which rates are the same rates as provided for in the prior investment advisory agreement and will not change as a result of the IQ Acquisition:

Fund Name	Fee Rate
IQ Canada Small Cap ETF	0.69%
IQ Global Agribusiness Small Cap ETF	0.75%
IQ Global Oil Small Cap ETF	0.75%

Independent Registered Public Accounting Firm and Tax Advisor

For the fiscal year ended April 30, 2015, the Board appointed PricewaterhouseCoopers LLP, located at PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017, to serve as independent registered public accounting firm. PricewaterhouseCoopers LLP will perform the annual audit of the Funds' financial statements.

Ernst & Young LLP, located at 5 Times Square, New York, New York 10036, will continue as tax advisor to the Trust and will prepare the Funds' federal, state and excise tax returns, and advise the Trust on matters of accounting and federal and state income taxation.

Board Composition

Effective April 15, 2015, the composition of the Board changed. The number of seats on the Board increased from three to four and Gene Chao resigned his position as an Independent Trustee of the Board. At the special meeting of shareholders of the Trust on March 16, 2015, the Trust's shareholders elected two new Independent Trustees to the Board: Michael A. Pignataro and Paul D. Schaeffer, effective as of the closing of the IQ Acquisition, which occurred on April 15, 2015. The Board now consists of three Trustees who are Independent Trustees and one Trustee who is considered to be an “interested person” of the Trust, as defined in the 1940 Act.

Fund Names

In the Trust's Definitive Proxy Statement filed January 20, 2015, the Trust disclosed that the Board had determined to change the name of the Funds, effective upon the closing of the IQ Acquisition. At its most recent Board meeting, the Board elected to rescind that determination. The Funds will continue to operate under their current names.

Investors Should Retain This Supplement for Future Reference